Restructuring and Related Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 26, 2014
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment asset impairment	$ 25.6
Employee terminations
Restructuring Cost and Reserve [Line Items]
Accelerated share based compensation expense	35.1
2013 Mallinckrodt program | Minimum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	100.0
2013 Mallinckrodt program | Maximum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	125.0
Consulting costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 8.5